SEGMENTED INFORMATION - Revenue from External Customers by Geographic Areas (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Revenues	$ 13,771	$ 13,267	$ 12,309
Canada – domestic
Segment Reporting Information [Line Items]
Revenues	5,579	5,337	4,920
Canada – export
Segment Reporting Information [Line Items]
Revenues	953	821	765
United States
Segment Reporting Information [Line Items]
Revenues	6,369	6,263	5,936
Mexico
Segment Reporting Information [Line Items]
Revenues	$ 870	$ 846	$ 688